Investment in joint venture	12 Months Ended
Dec. 31, 2019
Investment In Joint Venture [Abstract]
Investment in joint venture [Text Block]

8. Investment in joint venture

As at December 31, 2019, the Company’s 45% interest in the Asanko Gold Mine was accounted for using the equity method. The following table summarizes the change in the carrying amount of the Company’s investment in the joint venture:

	December 31, 2019	December 31, 2018
	$	$
Balance, beginning of year	126,264	-
Initial recognition of investment in joint venture	-	127,314
Company's share of net loss of the JV for the year	(126,264)	(1,050)
Balance, end of year	-	126,264

The Company’s interest in the net loss of the JV of $126.3 million was recorded net of the Company’s attributable share of an impairment of $130.3 million (or 45% of $289.6 million) that was recognized by the JV during the year ended December 31, 2019.

 Impairment testing

During the year ended December 31, 2019, the Company and its JV partners announced that the scope of the ongoing work associated with the AGM’s life of mine (the “AGM LOM”) plan would:

• target a remaining mine life of 8-10 years with gold production of 225,000 to 250,000 ounces per year;

• contemplate resources based on Localized Uniform Conditioning methodology;

• be based on NI43-101 standards and consistent with Gold Field’s operating practices;

• be based on Measured and Indicated Mineral Resources using Datamine Mine Stope Optimization software;

• not include any major development capital investments such as further processing plant expansions or Esaase ore transportation infrastructure; and

• be based on metallurgical recovery estimates for Esaase fresh ore based on an updated metallurgical model, which would in turn be based on a test-work program currently underway.

The Company previously prepared its Amended and Restated Definitive Feasibility Study related to the AGM on June 5, 2017 (and amended and restated on December 20, 2017, the “12/17 DFS”). The 12/17 DFS has been filed on SEDAR and is available on the Company’s website. The 12/17 DFS previously estimated the AGM’s remaining life of mine to be between 14 and 21 years (ending 2030 - 2037) with gold production ranging from 108,000 ounces to 497,000 ounces.

As discussed above, the current AGM LOM plan contemplates a remaining mine life of 8-10 years (2027-2029) with gold production ranging from 225,000 to 250,000 ounces per year. Additionally, while the Company previously disclosed that it expected that global resource gold ounces at Esaase would remain approximately the same as previously stated, as a result of the continued work associated with the AGM LOM plan the Company now expects that the resource base for the AGM may reduce significantly.

Therefore, given that the target mine life and production is expected to result in the extraction of materially less than the total previously estimated reserves and resources of the AGM, the Company considered this to represent an indicator of possible impairment. Accordingly, the Company assessed the recoverable amount of the AGM, which was based on management’s estimate of the fair value less cost of disposal of the AGM. The fair value less cost of disposal of the AGM (on a 100% basis) was estimated to be $211.8 million and included life of mine cash flow projections, on the basis of the updated scope.

The Company has completed its work associated with the AGM LOM plan; however, the AGM LOM plan is still being reviewed by the JV management committee, and the life of mine cash flow projections that are used in the impairment assessment are not based on a published National Instrument 43-101 technical report (“NI 43-101 report”). The extent of any change in reserves and resources cannot be precisely determined until the NI 43-101 report is finalized and published. Notwithstanding, the estimate of the recoverable amount of the AGM incorporates management’s best estimate based on information available to management at the time of preparing these audited consolidated financial statements. Management’s estimate of the fair value of the AGM is classified as Level 3 in the fair value hierarchy.

       It was determined that an impairment of $289.6 million was required at the AGM based on its estimate of the recoverable amount of the AGM.

The Company’s impairment testing at December 31, 2019 incorporated the following assumptions:

Pricing assumption

For the purpose of the impairment assessment, the Company’s estimated gold price considered analysts’ consensus pricing for the estimated duration of the AGM LOM plan. The gold price assumptions were as follows:

Gold price assumption	2020	2021	2022 to 2024	Long-term	Weighted Average
Gold price (per ounce)	$1,500	$1,425	$1,400	$1,350	$1,373

Discount rate assumption

Projected cash flows were discounted using a post-tax discount rate of 8.4% which represents the weighted-average cost of capital commensurate with the risks associated with the AGM’s cash flows, and includes estimates for risk-free interest rates, market value of equity, market return on equity, share volatility and a target debt-to-equity ratio.

Sensitivity analysis

Due to the sensitivity of the recoverable amount to the various judgments and estimates, specifically long-term metal prices, as well as unforeseen factors, any significant change in key assumptions and inputs could result in changes in impairment charges to be recorded in future periods. The following table highlights the assumptions and estimates that management believes are most sensitive to estimating the recoverable amount. Any change in these assumptions and estimates could have a material impact on the estimated recoverable amount of the AGM.

Assumption	Sensitivity	Impact on recoverable amount (100% basis)
		Increase ($’millions)	Decrease ($’millions)
Gold price (weighted average)	+/- $100/oz	$98.6	$130.3
Discount rate	+/- 1.0%	$7.9	$7.4

Operating and financial results of the JV for the years ended December 31, 2019 and 2018

Summarized financial information for the Company's investment in the JV, on a 100% basis, is outlined in the table below. Note that for the period January 1, 2018 to July 31, 2018, the Company controlled the AGM and therefore the financial results during this period have been included in the Company’s consolidated Statement of Operations and Comprehensive Income (Loss) for the year ended December 31, 2018.

All disclosures in this note 8 are on a 100% JV basis, unless otherwise indicated. The JV applies the same accounting policies as the Company.

Years ended December 31, 2019 and 2018

		2019	2018
	Note	$	$
Revenues	(i)	340,969	283,873
Production costs	(ii)	(199,234)	(158,047)
Depreciation and depletion	(viii)	(95,418)	(76,273)
Royalties	(ii)	(17,159)	(14,250)
Income from mine operations		29,158	35,303

Exploration and evaluation expenditures		(6,092)	(3,370)
General and administrative expenses		(6,549)	(8,808)
Income from operations		16,517	23,125

Impairment		(289,589)	-
Fair value adjustment associated with JV Transaction	(iii)	-	(126,897)
Finance expense	(xii)	(8,905)	(11,088)
Finance income		283	252
Foreign exchange gain		1,171	1,181
Net loss before taxes		(280,523)	(113,427)

Current income tax expenses		-	(19)
Deferred income tax expense	(iv)	-	(11,430)
Net loss after tax for the year		(280,523)	(124,876)

Company's share of net loss of the JV for the year		(126,264)	(1,050)

      The assets and liabilities of the Asanko Gold Mine JV, on a 100% basis, as at December 31, 2019 and 2018 were as follows:

		December 31, 2019	December 31, 2018
	Note	$	$
Assets
Current assets
Cash and cash equivalents		40,758	21,648
Restricted cash	(xii)	3,000	-
Receivables		9,516	4,513
Inventories	(v)	49,968	68,141
Prepaid expenses and deposits		2,031	2,693
VAT receivable		10,556	12,317
		115,829	109,312
Non-current assets	(vi),(vii),(viii)	238,781	490,825

Total assets		354,610	600,137

Liabilties
Current liabilities
Accounts payable and accrued liabilities		62,153	52,656
Lease liability	(ix)	18,142	-
		80,295	52,656
Non-current liabilities
Lease liability	(ix)	5,063	-
Long-term incentive plan liability		402	217
Deferred tax liability		-	-
Asset retirement provisions	(x)	56,148	34,036
		61,613	34,253

Total liabilities		141,908	86,909
Equity		212,702	513,228
Total liabilities and equity		354,610	600,137

The Company has provided the following incremental disclosures for stakeholders to evaluate the financial performance and financial condition of the AGM. All amounts in the following tables and descriptions are on a 100% basis.

    (i) Revenues

In 2013, concurrent with the former debt project financing, AGGL entered into an offtake agreement with a special purpose vehicle of RK Mine Finance Trust I (“Red Kite”) with the following details (the “Offtake Agreement”):

- sale of 100% of the future gold production from the AGM up to a maximum of 2.2 million ounces to Red Kite;

- Red Kite to pay for 100% of the value of the gold ten business days after shipment;

- a provisional payment of 90% of the estimated value will be made one business day after delivery;

- the gold sale price will be a spot price selected during a nine-day quotational period following shipment of gold from the mine;

- performance obligations of the AGM are satisfied once the refining outturn report is provided to Red Kite; and

- should AGGL wish to terminate the Offtake Agreement, a termination fee will be payable according to a schedule dependent upon the total funds drawn under the Red Kite debt arrangement as well as the amount of gold delivered under the Offtake Agreement at the time of termination.

During the year ended December 31, 2019, the AGM sold 248,862 ounces of gold to Red Kite in accordance with the Offtake Agreement.

Included in revenue of the AGM is $0.8 million relating to by-product silver sales for the year ended December 31, 2019 (year ended December 31, 2018 – $0.9 million). Additionally, $2.2 million of gold sales related to pre-production activities at Esaase were capitalized to MPP&E of the AGM during the year ended December 31, 2019 (year ended December 31, 2018 – $1.1 million).

As of December 31, 2019, the AGM has delivered 839,373 ounces to Red Kite under the Offtake Agreement. The Offtake Agreement was not affected by the JV Transaction and will remain in effect until all contracted ounces have been delivered to Red Kite or AGGL elects to terminate the Offtake Agreement and pay the associated fee.

(ii) Production costs and royalties

The following is a summary of production costs by nature, on a 100% basis, incurred during the years ended December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
	$	$
Raw materials and consumables	(49,560)	(53,949)
Salary and employee benefits	(33,015)	(25,106)
Contractors (net of deferred stripping costs)	(97,443)	(94,652)
Change in stockpile, gold-in-process and gold dore inventories	(3,056)	25,184
Insurance, government fees, permits and other	(15,749)	(9,018)
Share-based payments	(411)	(506)
Total production costs	(199,234)	(158,047)

During the year ended December 31, 2019, the AGM recognized a $19.1 million downward adjustment to the carrying value of its stockpile inventory to reflect the net realizable value of lower grade ore that has been added to stock during the year, of which $7.9 million was recorded as production costs and $11.2 million as depreciation expense.

During the year ended December 31, 2018, the AGM recognized a $15.7 million downward adjustment to the carrying value of its stockpile inventory to reflect the net realizable value of lower grade ore that had been added to stock during the year, of which $9.9 million was recorded as production costs and $5.8 million as depreciation expense.

All of the AGM’s concessions are subject to a 5% gross revenue royalty payable to the Government of Ghana. The AGM’s Akwasiso mining concession is also subject to an additional 2% net smelter return royalty payable to the previous owner of the mineral tenement, and the AGM’s Esaase mining concession is also subject to an additional 0.5% net smelter return royalty payable to the Bonte Liquidation Committee.

(iii) Fair value adjustment associated with JV Transaction

During the year ended December 31, 2018, the Company recognized a $143.3 million after-tax consolidated loss associated with loss of control following the JV Transaction (see note 16). Of this loss, an after-tax amount of $126.9 million was recognized in records of the AGM as follows:

December 31, 2018
$
Mineral properties, plant and equipment	(154,675)
Deferred income tax liability	34,204
(120,471)
Accelerated accretion on long-term debt	(6,226)
Transaction costs directly related to JV Transaction	(200)
Fair value adjustment associated with JV Transaction	(126,897)

(iv) Deferred income taxes

The deferred tax expense recognized for the year ended December 31, 2018 of $11.4 million arose due to timing differences with respect to tax and accounting depreciation on the AGM’s mineral properties, plant and equipment.

(v) Inventories

The following is a summary of inventories held by the AGM, on a 100% basis, as at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
	$	$
Gold dore on hand	2,804	-
Gold-in-process	1,726	5,325
Ore stockpiles	58,641	55,698
Materials and spare parts	18,679	17,004
Total inventories	81,850	78,027

Less non-current inventories:
Ore stockpiles	(31,882)	(9,886)
Total current inventories	49,968	68,141

Refer to note 8(ii) for disclosure of net realizable value adjustments recognized on the AGM’s stockpile inventory during the years ended December 31, 2019 and 2018.

    (vi) Reclamation deposit

The AGM is required to provide security to the Environmental Protection Agency of Ghana (“EPA”) for the performance by the AGM of its reclamation obligations in respect of the Abriem, Abore and Adubea mining leases. The initial security totaled $8.5 million and comprised a reclamation deposit in the amount of $1.7 million and a bank guarantee of $6.8 million, which was provided by Asanko (note 12). The reclamation deposit accrues interest and is carried at $1.9 million at December 31, 2019 (December 31, 2018 – $1.9 million).

The AGM deposited the Reclamation Deposit in a Ghanaian Bank in the joint names of the AGM and the EPA. The reclamation deposit matures annually, but the AGM is required to reinstate the deposit until receiving a final reclamation completion certificate from the EPA. The AGM is expected to be released from this requirement 45 days following the third anniversary of the date that the AGM receives a final completion certificate.

(vii) Right-of-use assets

The following table shows the movement in the right-of-use asset related to mining contractor services agreements of the AGM for the year ended December 31, 2019:

December 31, 2019
$
Balance, beginning of year	-
Initial recognition of right-of-use assets upon adoption of IFRS 16	36,616
Recognition of mining contractor services agreements entered into during the year	10,502
Depreciation expense	(17,255)
Derecognition associated with termination of contractor services agreement	(10,343)
Balance, end of year	19,520

As at December 31, 2019, the carrying value of right-of-use assets associated with mining contractor services agreements was $19.5 million (December 31, 2018 – $nil), net of $17.3 million of depreciation expense recorded for the year ended December 31, 2019 (year ended December 31, 2018 – $nil).

(viii) Mineral properties, plant and equipment

Additions to mineral properties, plant and equipment

During the year ended December 31, 2019, the AGM capitalized $25.0 million in expenditures related to mineral properties, plant and equipment, not including capitalized deferred stripping costs, asset retirement costs and right-of-use assets (year ended December 31, 2018 – $26.0 million).

Deferred stripping

During the year ended December 31, 2019, the AGM deferred a total of $34.0 million of stripping costs to depletable mineral interests (year ended December 31, 2018 – $59.8 million) while depletion expense of $39.0 million was charged on deferred stripping assets and recorded as depreciation and depletion expense (year ended December 31, 2018 – $25.3 million).

             Depreciation and depletion

During the year ended December 31, 2019, the AGM recognized depreciation and depletion expense of $100.6 million (including depreciation and depletion on right-of-use assets and on deferred stripping assets), of which $5.2 million was allocated to the cost of inventories (year ended December 31, 2018 – depreciation and depletion expense of $89.7 million, of which $13.4 million was allocated to the cost of inventories).

(ix) Lease liability

The following table shows the movement in the lease liability related to mining contractor services agreements of the AGM for the year ended December 31, 2019:

December 31, 2019
$
Balance, beginning of year	-
Initial recognition of lease liability upon adoption of IFRS 16	36,616
Recognition of lease agreements entered into during the year	10,502
Lease payments made during the year	(15,386)
Interest expense	1,817
Derecognition associated with termination of contractor services agreement	(10,344)
Total lease liability, end of year	23,205

Less: current lease liability	(18,142)
Total non-current lease liability, end of year	5,063

During the year ended December 31, 2019, the AGM provided a notice of termination to one of its mining contractors and derecognized the lease liability and right-of-use asset associated with this lease agreement. A termination fee was accrued for at December 31, 2019 and was included in production costs during the year ended December 31, 2019.

(x) Reclamation provision

The following table shows the movement in the asset retirement obligation of the AGM as at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
	$	$
Balance, beginning of year	34,036	30,790
Accretion expense	903	888
Change in obligation	21,309	2,358
Reclamation undertaken during the year	(100)	-
Balance, end of year	56,148	34,036

The decommissioning liability consists of reclamation and closure costs for the JV’s Ghanaian mining properties. Reclamation and closure activities include land rehabilitation, dismantling of buildings and mine facilities, ongoing care and maintenance and other costs.

    (xi) Revolving credit facility

In October 2019, the JV entered into a $30.0 million revolving credit facility (the “RCF”) with Rand Merchant Bank (“RMB”). The term of the RCF is three years, maturing in September 2022 and bears interest on a sliding scale of between LIBOR plus a margin of 4% and LIBOR plus a margin of 3.8%, depending on security granted to RMB. Commitment fees in respect of the undrawn portion of the RCF will be on a similar sliding scale of between 1.40% and 1.33%. As at December 31, 2019, the balance drawn under the RCF was $nil.

(xii) Hedging instruments and finance expense

In June 2019, the AGM entered into zero cost collar instruments with a group of leading commercial banks to manage the AGM’s exposure to gold price risk. The hedging instruments cover 90,000 ounces of gold production with put/call spreads ranging from $1,300 per ounce to $1,517 per ounce and matured at 15,000 gold ounces per month over a period of six months from July 1, 2019 to December 31, 2019. As at December 31, 2019, all hedging instruments had matured.

The AGM recognized a realized loss of $4.4 million on its hedging instruments, inclusive of withholding taxes, for the year ended December 31, 2019 (year ended December 31, 2018 – $nil). The realized loss was presented as part of finance expense in the profit and loss of the JV.

The AGM was required to deposit $3.0 million as collateral on the gold collars. This cash has been presented as restricted cash as at December 31, 2019 and was collected subsequent to year-end.

The following is a summary of finance expenses incurred by the JV during the years ended December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
	$	$
Realized loss on hedging instruments	(4,440)	-
Interest on lease liabilities	(1,817)	-
Interest charges on Red Kite loan and associated withholding taxes	-	(10,142)
Fees and expenses associated with revolving credit facility	(1,670)
Accretion charges on asset retirement provisions	(903)	(888)
Other	(75)	(58)
Total finance expense	(8,905)	(11,088)

  (xiii) The cash flows of the AGM, on a 100% basis, were as follows for the years ended December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
	$	$
Cash provided by (used in):
Operating cash flow before working capital changes	109,785	100,454
Operating activities	120,375	72,487
Investing activities	(62,672)	(85,633)
Financing activities	(35,272)	12,820
Impact of foreign exchange on cash and cash equivalents	(321)	(71)
Increase (decrease) in cash and cash equivalents during the year	22,110	(397)
Cash and cash equivalents, beginning of year	21,648	22,045
Cash and cash equivalents and restricted cash, end of year	43,758	21,648